Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Ariel Global Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Ariel Global Fund (Institutional Class)
Account Value	$ 1,926,200	$ 1,603,300	$ 1,382,300	$ 1,532,700	$ 1,318,300	$ 1,261,800	$ 1,303,300	$ 1,210,900	$ 1,070,600	$ 951,200	$ 1,000,000
Ariel Global Fund (Investor Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Ariel Global Fund (Investor Class)
Account Value	$ 18,792	15,674	13,554	15,058	12,991	12,464	12,905	12,018	10,648	9,485	10,000
Ariel International Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Ariel International Fund (Institutional Class)
Account Value	$ 1,475,700	1,231,300	1,051,000	1,305,600	1,195,000	1,151,900	1,177,000	1,178,900	1,073,700	985,200	1,000,000
Ariel International Fund (Investor Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Ariel International Fund (Investor Class)
Account Value	$ 14,392	12,033	10,304	12,832	11,772	11,367	11,645	11,702	10,682	9,821	10,000
Ariel Focus Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Ariel Focus Fund (Institutional Class)
Account Value	$ 1,967,700	1,538,100	1,423,400	1,669,000	1,185,900	1,244,300	1,331,600	1,162,500	990,200	862,300	1,000,000
Ariel Focus Fund (Investor Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Ariel Focus Fund (Investor Class)
Account Value	$ 19,197	15,053	13,959	16,406	11,685	12,290	13,195	11,542	9,857	8,602	10,000
Ariel Appreciation Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Ariel Appreciation Fund (Institutional Class)
Account Value	$ 2,020,100	1,702,700	1,476,500	1,805,800	1,239,100	1,313,300	1,366,600	1,240,000	1,099,500	964,500	1,000,000
Ariel Appreciation Fund (Investor Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Ariel Appreciation Fund (Investor Class)
Account Value	$ 19,578	16,548	14,396	17,664	12,159	12,925	13,495	12,279	10,924	9,611	10,000
Ariel Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Ariel Fund (Institutional Class)
Account Value	$ 2,346,800	1,833,300	1,595,400	2,122,100	1,277,400	1,399,900	1,503,000	1,303,600	1,122,700	968,900	1,000,000
Ariel Fund (Investor Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Ariel Fund (Investor Class)
Account Value	$ 22,762	17,835	15,569	20,773	12,544	13,789	14,855	12,921	11,162	9,660	10,000
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 24,526	18,614	15,409	19,422	15,240	13,799	13,612	12,400	10,451	9,334	10,000
MSCI EAFE Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 1,741,900	1,396,100	1,111,100	1,484,100	1,180,400	1,174,600	1,190,500	1,158,800	972,900	913,400	1,000,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
MSCI ACWI Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Value Index
Account Value	$ 19,046	15,010	12,832	14,915	11,363	12,354	12,353	11,789	9,977	8,921	10,000
MSCI ACWI ex-US Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Net Index
Account Value	$ 1,663,000	1,326,700	1,102,000	1,472,600	1,188,400	1,153,700	1,168,100	1,147,900	959,700	878,400	1,000,000
MSCI EAFE Value Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Net Index
Account Value	$ 1,562,500	1,268,900	964,900	1,208,500	925,000	1,050,300	1,104,600	1,108,700	904,700	874,000	1,000,000
MSCI ACWI ex-US Value Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Value Net Index
Account Value	$ 1,520,700	1,225,900	979,400	1,224,500	932,000	1,045,300	1,094,600	1,090,100	896,800	838,400	1,000,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 24,183	18,929	16,540	18,661	13,822	14,553	13,993	12,785	11,105	9,558	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 23,528	18,237	16,423	18,998	13,342	14,392	14,165	13,019	11,484	9,793	10,000
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Account Value	$ 26,396	20,410	17,991	22,320	16,161	15,458	14,980	13,143	11,397	9,975	10,000
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500TM Value Index
Account Value	$ 22,554	17,817	16,002	18,904	12,244	14,013	14,651	13,289	11,481	9,756	10,000
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500TM Index
Account Value	$ 24,773	$ 19,635	$ 17,644	$ 22,364	$ 15,421	$ 15,086	$ 15,722	$ 13,531	$ 11,487	$ 10,038	$ 10,000